CVC - CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Total Stockholders' Equity (Deficiency)	Non-controlling Interest	Cablevision Systems Corporation And Subsidiaries	Cablevision Systems Corporation And Subsidiaries Paid-in Capital	Cablevision Systems Corporation And Subsidiaries Retained Earnings (Accumulated Deficit)	Cablevision Systems Corporation And Subsidiaries Treasury Stock	Cablevision Systems Corporation And Subsidiaries Accumulated Other Comprehensive Income	Cablevision Systems Corporation And Subsidiaries Total Stockholders' Equity (Deficiency)	Cablevision Systems Corporation And Subsidiaries Non-controlling Interest	CNYG Class A Common Stock Cablevision Systems Corporation And Subsidiaries Common Stock	CNYG Class B Common Stock Cablevision Systems Corporation And Subsidiaries Common Stock
Beginning balance at Dec. 31, 2014							$ (5,040,690)	$ 823,103	$ (4,234,860)	$ (1,591,021)	$ (42,235)	$ (5,041,469)	$ 779	$ 3,003	$ 541
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to stockholders							175,449		175,449			175,449
Net income attributable to noncontrolling interests							(146)						(146)
Pension and postretirement plan liability adjustments, net of income taxes							4,563				4,563	4,563
Proceeds from exercise of options and issuance of restricted shares							18,687	18,648				18,687		39
Recognition of equity-based stock compensation arrangements							60,817	60,817				60,817
Treasury stock acquired from forfeiture and acquisition of restricted shares							(19,141)	5		(19,146)		(19,141)
Excess tax benefit on share-based awards							5,694	5,694				5,694
Dividends on CNYG Class A and CNYG Class B common stock							(124,752)	(124,752)				(124,752)
Adjustments to/Contributions from noncontrolling interests							7,935	8,836				8,836	(901)
Ending balance at Dec. 31, 2015	$ 2,108,080	$ 2,252,028	$ (143,948)	$ 0	$ 2,108,080	$ 0	(4,911,584)	792,351	(4,059,411)	(1,610,167)	(37,672)	(4,911,316)	(268)	3,042	541
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to stockholders							163,748		163,748			163,748
Net income attributable to noncontrolling interests							(236)						(236)
Pension and postretirement plan liability adjustments, net of income taxes							1,557				1,557	1,557
Proceeds from exercise of options and issuance of restricted shares							14,559	14,544				14,559		15
Recognition of equity-based stock compensation arrangements							24,997	24,997				24,997
Treasury stock acquired from forfeiture and acquisition of restricted shares							(41,469)	1		(41,470)		(41,469)
Tax withholding associated with shares issued for equity-based compensation							(6,034)	(6,030)				(6,034)		(4)
Dividends on CNYG Class A and CNYG Class B common stock							(82)	(82)				(82)
Adjustments to/Contributions from noncontrolling interests							240						240
Ending balance at Jun. 20, 2016							(4,754,140)	825,945	(3,895,663)	(1,651,637)	(36,115)	(4,753,876)	(264)	3,053	541
Beginning balance at Dec. 31, 2015	2,108,080	2,252,028	(143,948)	0	2,108,080	0	$ (4,911,584)	$ 792,351	$ (4,059,411)	$ (1,610,167)	$ (37,672)	$ (4,911,316)	$ (268)	$ 3,042	$ 541
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to stockholders	(832,030)		(832,030)		(832,030)
Recognition of equity-based stock compensation arrangements	14,368	14,368			14,368
Ending balance at Dec. 31, 2016	2,042,508	3,003,554	(963,312)	1,979	2,042,221	287
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to stockholders	1,493,177		1,493,177		1,493,177
Recognition of equity-based stock compensation arrangements	57,430	57,430			57,430
Ending balance at Dec. 31, 2017	5,504,753	4,665,229	840,636	(10,022)	5,503,214	1,539
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to stockholders	(128,951)		(128,951)		(128,951)
Recognition of equity-based stock compensation arrangements	21,623	21,623			21,623
Ending balance at Mar. 31, 2018	$ 5,396,986	$ 4,682,646	$ 713,848	$ (8,420)	$ 5,395,445	$ 1,541